15. EQUITY (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
Summary of the warrants issued

A summary of the warrants issued as of June 30, 2013 were as follows:

	June 30, 2013
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	3,369,050	$0.307
Issued	110,080,000	0.100
Exercised	-	-
Forfeited	(300,000)	(0.200)
Expired	(792,000)	(0.500)
Outstanding at end of period	112,357,050	$0.173
Exerciseable at end of period	112,357,050

A summary of the warrants issued as of September 30, 2012 were as follows:

	September 30, 2012
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	4,569,050	0.410
Issued	600,000	0.100
Exercised	-	-
Forfeited	-	-
Expired	(1800000)	(0.500)
Outstanding at end of period	3,369,050	0.307
Exerciseable at end of period	3,369,050

Summary of the status of the warrants outstanding

A summary of the status of the warrants outstanding as of June 30, 2013 is presented below:

	June 30, 2013
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
6,080,000	4.37	$0.100	6,080,000	$0.100
52,300,000	4.88	0.150	52,300,000	0.150
52,300,000	4.88	0.200	52,300,000	0.200
1,059,073	0.62	0.20-0.29	1,059,073	0.20-0.29
117,977	0.80	0.30-0.39	117,977	0.30-0.39
500,000	0.63	0.40-0.49	500,000	0.40-0.49
112,357,050	4.75	$0.173	112,357,050	$0.173

A summary of the status of the warrants outstanding as of September 30, 2012 is presented below:

	September 30, 2012
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
600,000	2.50	$0.100	600,000	$0.100
1,359,073	1.26	0.20-0.29	1,359,073	0.20-0.29
117,977	1.55	0.30-0.39	117,977	0.30-0.39
500,000	1.38	0.40-0.49	500,000	0.40-0.49
792,000	3.63	0.500	792,000	0.500

3,369,050	2.27	$0.307	3,369,050	$0.307

Weighted average assumptions relating to the valuation of the Companys warrants

The significant weighted average assumptions relating to the valuation of the Company’s warrants for the period ended June 30, 2013 were as follows:

Dividend yield	0%
Expected life	3-5 years
Expected volatility	143%
Risk free interest rate	1.5%

The significant weighted average assumptions relating to the valuation of the Company’s warrants for the year ended September 30, 2012 were as follows:

Assumptions
Dividend yield	0%
Expected life	3
Expected volatility	143%
Risk free interest rate	2%